Schedule of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Right-of-use Asset And Operating Lease Liability
Office Lease	$ 80,378	$ 129,376
Less: current portion	(73,707)	(66,934)	$ (58,468)
Long term portion	$ 6,671	$ 62,442	$ 129,376